Provision for rehabilitation and closure costs (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reconciliation of Provision for Rehabilitation and Closure Costs

	December 31, 2023	December 31, 2022
Balance, beginning of year	22,172	$19,037
Change in estimates	3,455	1,854
Accretion expense	2,703	2,191
Settled	(3,344)	(2,238)
Foreign exchange	1,701	1,328
Balance, end of year	$26,687	$22,172

Caraíba Operations	$21,372	$18,026
Tucumã Project	1,365	558
Xavantina Operations	3,950	3,588
Total	$26,687	$22,172